As filed with the Securities and Exchange Commission on May 3, 2024

Securities Act File No. 333-278281

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2

Post-Effective Amendment No.

(Check appropriate box or boxes)

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in the Charter)

515 South Flower Street

Los Angeles, CA 90071

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

Copies to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, $0.001 par value per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

TCW FUNDS, INC.

TCW Relative Value Dividend Appreciation Fund

515 South Flower Street

Los Angeles, CA 90071

(213) 244-0000

May [•], 2024

Dear Shareholder:

You are receiving the enclosed Combined Prospectus/Information Statement because you own interests in the TCW Relative Value Dividend Appreciation Fund (the “Target Fund”), a series of TCW Funds Inc. (the “Corporation”), as of the close of business on April [•], 2024. We are writing to inform you about a reorganization of the Target Fund with the TCW Relative Value Large Cap Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds” and each, a “Fund”), also a series of the Corporation. In this reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of the Target Fund will be effected on a tax-free basis for federal income tax purposes.

Among the reasons for the proposed reorganization of the Target Fund are the following. First, the Funds share compatible investment objectives and strategies. The Target Fund and Acquiring Fund both seek capital appreciation as well as income from dividends; therefore, merging these Funds would result in a single compatible portfolio, referred to as the “Combined Fund,” with a greater potential for economies of scale and operating efficiencies. Second, the Funds share similar fee structures, expenses, as well as target investor profiles. Third, TCW Investment Management Company LLC (the “Adviser”), the investment adviser to the Funds, believes that the shareholders of each Fund will benefit more from exposure to a slightly broader universe of potential investments as well as from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the reorganization, compared to continuing to operate the Funds separately.

Both the Target Fund and the Acquiring Fund have the same investment adviser. The portfolio managers of each Fund the same — Diane E. Jaffee and Matthew J. Spahn. The Adviser will continue to serve as the Combined Fund’s investment adviser and Ms. Jaffee and Mr. Spahn will continue to serve as the portfolio managers after the reorganization. In addition, because the Funds have similar principal investment strategies and investment policies, the Funds can be expected to have significant overlap of their portfolio holdings. As a result, the Adviser determined it prudent to recommend the reorganization in order to combine the Target Fund with the Acquiring Fund, given the significant overlap in their investment mandates. The Adviser also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Corporation for a reorganization with the Target Fund.

The Board of Directors of the Corporation has determined that the reorganization is in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result of the reorganization. The reorganization is expected to take effect on or about June 17, 2024.

If you do not want to participate in the reorganization, you may redeem your shares of the Target Fund in the ordinary course until the last business day before the closing. Redemption requests received after that time will be treated as redemption requests for shares of the Acquiring Fund received in connection with the reorganization.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In accordance with the Corporation’s organizational documents, and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the reorganization can be effected without the approval of shareholders of either Fund.

We encourage you to carefully review the enclosed materials, which explain the reorganization in more detail.

Sincerely,

Peter Davidson, Esq.
Vice President and Secretary

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	Why is the Reorganization taking place?

A:

TCW Relative Value Dividend Appreciation Fund (the “Target Fund”), a series of TCW Funds Inc. (the “Corporation”), and TCW Relative Value Large Cap Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds” and each, a “Fund”), also a series of the Corporation, have compatible investment objectives, investment policies, strategies, restrictions and risks. It is expected that the Reorganization will enable the Combined Fund (as defined below) to achieve economies of scale and operate more efficiently in the future.

The Board of Directors of the Corporation, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

Q:	How does the Reorganization work?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between the Corporation, on behalf of the Target Fund, and the Corporation, on behalf of the Acquiring Fund, the Target Fund will be reorganized into the Acquiring Fund (the “Reorganization”). Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.” The Reorganization will result in each shareholder of the Target Fund becoming a shareholder of the Acquiring Fund, another mutual fund.

Shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the two Funds’ shares. On the date of the closing of the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund equal in aggregate net asset value to the value of their shares of the Target Fund, in exchange for their shares of the Target Fund. The Reorganization is expected to be effective on or about June 17, 2024. After such date, the Target Fund will be terminated as a series of the Corporation. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization and for a more complete description of the Acquiring Fund.

Q:	Do I need to vote for the Reorganization?

A:

No. In accordance with the Corporation’s organizational documents, and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization can be effected without the approval of shareholders of either Fund. Therefore, no vote of shareholders will be taken with respect to the Reorganization. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATION.

Q:	How will the Reorganization affect me?

A:

Pursuant to the Reorganization Agreement, all of the assets and liabilities of the Target Fund will be combined with those of the Acquiring Fund. Shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. The aggregate net asset value of your Target Fund shares immediately before the Reorganization will be the same as the aggregate net asset value of your Acquiring Fund shares immediately

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following completion of the Reorganization; however, you will no longer own shares of the Target Fund but instead will own shares of the Acquiring Fund. After the completion of the Reorganization, you will own a smaller percentage of the Acquiring Fund than you did of the Target Fund because the Combined Fund will be larger than the Target Fund. In anticipation of the Reorganization, the Target Fund expects to sell two of its holdings, and expects to slightly reduce position sizes of several other holdings because of the substantial overlap between the holdings of the Target Fund and the Acquiring Fund. Collectively, these transactions should affect less than 20% of the Target Fund.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

A:

No. However, you will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the Target Fund and the Acquiring Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of the Target Fund shares immediately prior to the Reorganization.

Q:	Will my rights as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Acquiring Fund, which is a separate series of the Corporation. The shareholder services available to you after the Reorganization will be identical.

Q:	Who will advise the Acquiring Fund once the Reorganization is completed?

A:

As noted above, the Target Fund is advised by TCW Investment Management Company LLC (the “Adviser”). The Acquiring Fund is also advised by TCW Investment Management Company LLC and will continue to be advised by the same Adviser once the Reorganization is completed.

Q:	How will the Reorganization affect Fund expenses?

A:

Following the Reorganization, the Acquiring Fund’s projected net annual operating expense ratio for each class of shares will be the same as the ratio of the corresponding class of shares of the Target Fund, but the Combined Fund has the potential in the future to realize economies of scale and achieve lower total expenses with respect to each class of shares. The same expense ratio under the contractual fee waiver/expense reimbursement agreement will apply for only one year unless such agreement is extended. In addition, there is no guarantee that the potential future economies of scale will be achieved.

Q:	What will I have to do to open an account in the Acquiring Fund?

A:

Your shares automatically will be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Acquiring Fund as you currently hold of the Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to the Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

While the portfolio managers of the Acquiring Fund anticipate retaining a significant portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate selling some of the holdings of the Target Fund in preparation for the Reorganization. The Adviser anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. The Adviser has estimated that the brokerage commission and other portfolio transaction costs relating to the sale of the Target Fund’s portfolio prior to the Reorganization will be approximately $21,000 or, based on shares outstanding as of March 22, 2024, $0.002 per share. These costs will be borne by the Target Fund. In anticipation of the Reorganization, the Target Fund expects to sell two of its holdings, and expects to slightly reduce position sizes of several other holdings because of the substantial overlap between the holdings of the Target Fund and the Acquiring Fund. Collectively, these transactions should affect less than 20% of the Target Fund.

Whether certain of the Target Fund’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. No significant distributions to Target Fund shareholders are expected, but any distributions could be taxable for shareholders depending on whether the shares are held in tax-advantaged accounts such as IRAs.

Q:	Who will pay for the Reorganization?

A:

The Target Fund and the Acquiring Fund will share the expenses incurred in connection with the preparation of the Combined Prospectus/Information Statement in proportion to each Fund’s net assets, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the closing of the Reorganization. The Adviser has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $21,000 or, based on shares outstanding as of March 22, 2024, $0.002 per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization). Please refer to “Information About the Reorganization – Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur on or about June 17, 2024.

Q:	Whom do I contact if I have questions?

A:	You may call (800) 386-3829 Monday through Friday from 8:00 a.m. Pacific Daylight Time and 5:00 p.m. Pacific Daylight Time.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement.

Please read it carefully.

COMBINED PROSPECTUS/INFORMATION STATEMENT

TCW FUNDS INC.

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

515 South Flower Street

Los Angeles, CA 90071

(800) 386-3829

This Combined Prospectus/Information Statement is furnished to you as a shareholder of the TCW Relative Value Dividend Appreciation Fund (the “Target Fund”), a series of TCW Funds Inc. (the “Corporation”), a Maryland corporation. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into the TCW Relative Value Large Cap Fund (the “Acquiring Fund”), also a series of the Corporation (the “Reorganization”). The Acquiring Fund is advised by TCW Investment Management Company LLC (the “Adviser”), the same investment adviser to the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Directors of the Corporation (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A

PROXY

The Board has approved the Reorganization with respect to the Target Fund by which the Target Fund, a separate series of the Corporation, an open-end management investment company, would be acquired by the Acquiring Fund. The Acquiring Fund and the Target Fund have compatible investment objectives, to seek both long-term capital appreciation and income from dividends. The Acquiring Fund also has principal strategies that are similar and compatible with those of the Target Fund. The Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on the Target Fund’s and the Acquiring Fund’s investment strategies, see “Summary – Investment Objectives and Principal Investment Strategies” below.

In the Reorganization, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Corporation. When the Reorganization is complete, the Target Fund’s shareholders will hold the same class of shares of the Acquiring Fund as they currently hold of the Target Fund. The aggregate net asset value of the Acquiring Fund shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the Combined Fund than the shares held by those in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated May 3, 2024 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement; and

•

the Prospectus and Statement of Additional Information, each dated March 1, 2024 (the “Prospectus” and the “SAI,” respectively), containing additional information about the Target Fund and the Acquiring Fund.

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be a part of) and also accompanies this Combined Prospectus/Information Statement:

•	the Summary Prospectus of the Acquiring Fund dated March 1, 2024 (the “Acquiring Fund Summary Prospectus”).

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the Acquiring Fund will apply to the Class I and Class N shares to be issued by the Acquiring Fund in connection with the Reorganization.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Target Fund or Acquiring Fund

c/o TCW Funds Inc.

515 South Flower Street

Los Angeles, CA 90071

(800) 386-3829

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the SEC:

By E-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is May 3, 2024.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

TCW Funds Inc. (the “Corporation”), is an open-end management investment company registered with the SEC. Each of the Funds is a separate series of the Corporation. The Acquiring Fund and the Target Fund have compatible but different investment objectives, as explained below. TCW Investment Management Company LLC (the “Adviser”) serves as investment adviser for each Fund.

Target Fund and Acquiring Fund. The investment objective of the Target Fund is to seek to realize a high level of dividend income consistent with prudent investment management, and capital appreciation is a secondary objective for the Target Fund. The investment objective of the Acquiring Fund is to seek capital appreciation, with a secondary goal of current income. The Combined Fund will continue to use the Acquiring Fund’s investment objective, prioritizing capital appreciation.

The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase). Effective May 1, 2024, the Acquiring Fund’s definition of large-capitalization companies will change to those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Value Index, the Acquiring Fund’s benchmark index. As of December 31, 2023, the market capitalization of companies included the Russell 1000® Value Index was between $270 million and $774 billion.

The Target Fund seeks to achieve its goals by investing under normal circumstances at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

The Board of Directors, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), has unanimously approved the Reorganization, on behalf of the Target Fund. The Reorganization provides for:

•

the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and Class I and Class N shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such Class I and/or Class N shares of the Acquiring Fund to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a series of the Corporation.

Following the completion of the Reorganization, the Target Fund’s shareholders will hold shares of the same class of the Acquiring Fund as they currently hold of the Target Fund with an aggregate net asset value equal to the aggregate net asset value of Target Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganization

The Adviser believes that there are several reasons for the proposed reorganization of the Target Fund. First, the Funds share compatible investment objectives, as described above, that take into consideration both capital appreciation and income from dividends. Therefore, merging these Funds would result in a single compatible portfolio with a greater potential for economies of scale and operating efficiencies, and with the potential to meet the needs of investors in both Funds. Second, the Funds share similar fee structures, expenses, as well as target investor profiles. Third, the Adviser believes that the shareholders of each und will benefit more from exposure to a slightly broader universe of investments as well as from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate the Funds separately.

Both the Target Fund and the Acquiring Fund have the same investment adviser. The portfolio managers of each Fund are the same — Diane E. Jaffee and Matthew J. Spahn. The Adviser will continue to serve as the investment adviser to the Combined Fund, and Ms. Jaffee and Mr. Spahn will continue to serve as the portfolio managers of the Combined Fund after the Reorganization. In addition, because the Funds have compatible investment objectives and compatible principal investment strategies and investment policies, the Funds can be expected to have significant overlap of their portfolio holdings as is currently the case for a majority of their respective holdings. As a result, the Adviser determined it prudent to recommend the Reorganization in order to combine the Target Fund with the Acquiring Fund, given the significant overlap in their investment mandates. The Adviser also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Corporation for a reorganization with the Target Fund.

The Acquiring Fund, following completion of the Reorganization, may be referred to as the “Combined Fund” in this Combined Prospectus/Information Statement. It is anticipated that the total annual operating expense ratio for the Combined Fund has the potential to be lower than the current total annual operating expense ratio for the Target Fund even though it will be the same initially. The Adviser believes that continuing to operate the Target Fund as currently constituted is not in the best interests of the Target Fund.

In approving the Reorganization, the Board of Directors, including the Independent Directors, determined that participation in the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Board of Directors considered the Reorganization proposal at a meeting held on March 4, 2024, and the entire Board of Directors, including the Independent Directors, unanimously approved the Reorganization. The approval determinations were made on the basis of each Director’s judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions. During their consideration of the Reorganization, the Independent Directors consulted with their independent counsel, as they deemed appropriate.

The factors considered by the Board of Directors with regard to the Reorganization include, but are not limited to, the following:

•

That the investment objective of the Target Fund is compatible with the investment objective of the Acquiring Fund, and that certain strategies of the Target Fund and the Acquiring Fund are compatible, while others are different. The Board of Directors considered the principal differences in investment strategies between the Acquiring Fund and the Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

Because the Funds have compatible investment objectives and compatible principal investment strategies and investment policies, the Funds can be expected to have significant overlap of their portfolio holdings, as is currently the case for a majority of their respective holdings.

•	The possibility that the Combined Fund can achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Fund.

•	The fact that the Funds have similar fee structures and expenses, as well as target investor profiles.

•	The fact that the Funds have the same fundamental and non-fundamental investment restrictions.

•	The fact that the Funds’ minimum initial investment and subsequent investment thresholds are identical.

•	The fact that each Fund has an identical investment advisory contract and that the advisory fee for both Funds is the same.

•

A small portion of the portfolio holdings of the Target Fund would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Fund after completion of the Reorganization.

•	The fact that the portfolio managers for the Target Fund and Acquired Fund are the same and are expected to continue to serve as the portfolio managers for the Combined Fund.

•

While not predictive of future results, the Board of Directors also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group of funds.

•	The relative size of the Target Fund and the Acquiring Fund, and the prospects for further growth and the long-term viability of the Target Fund.

•

That it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization because the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Fund own immediately before the Reorganization, and that shareholders of the Target Fund will not be diluted as a result of the Reorganization.

•

The fact that shareholders who do not want to participate in the Reorganization will be able to redeem their shares of the Target Fund before the closing of the Reorganization without the imposition of any redemption fee.

•

The expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs as well as transaction costs relating to the sale of the Target Fund’s portfolio securities before or after the Reorganization as described in the Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•

The possible alternatives to the Reorganization, including continuing to operate the Target Fund and the Acquiring Fund separately or the potential liquidation of the Target Fund, which would result in tax consequences to Target Fund shareholders that are avoided in the Reorganization.

The Board also considered factors that may not weigh in favor the Reorganization, which include, but are not limited to, the following:

•

The fact that brokerage commissions and other portfolio transaction costs associated with the disposition of certain holdings of the Target Fund in preparation for the Reorganization will be borne by the Target Fund and indirectly by shareholders of the Target Fund.

•

The possibility that the Reorganization may result in some benefits and economies of scale for the Adviser, which may include, for example, a reduction in the level of operational expenses incurred for administrative, compliance and portfolio management services as a result of the elimination of the Target Fund as a separate series of the Corporation. The Board also considered that the Adviser was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve the Adviser of the obligation to continue to subsidize the Target Fund, while retaining the assets by combining them with the Acquiring Fund.

Investment Objectives and Principal Investment Strategies

Comparison of the Target Fund and the Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are compatible. The investment objective of the Target Fund is to seek to realize a high level of dividend income consistent with prudent investment management, and capital appreciation is a secondary objective for the Target Fund. The investment objective of the Acquiring Fund is to seek capital appreciation, with a secondary goal of current income. The Combined Fund will continue to use the Acquiring Fund’s investment objective, prioritizing capital appreciation.

Principal Investment Strategies. The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase). Effective May 1, 2024, the Acquiring Fund’s definition of large-capitalization companies will change to those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Value Index, the Acquiring Fund’s benchmark index. As of December 31, 2023, the market capitalization of companies included the Russell 1000® Value Index was between $270 million and $774 billion.

The Target Fund seeks to achieve its goals by investing under normal circumstances, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

Each Fund’s principal investment strategies may be changed without shareholder approval.

The Combined Fund’s principal investment strategies will be those of the Acquiring Fund.

Comparison. One principal difference between the Funds is that the Acquiring Fund invests predominantly in equity securities of large-capitalization companies, while the Target Fund may invest in equity securities of companies of any size that have a record of paying dividends.

While the Acquiring Fund and the Target Fund have certain differences in strategies, the Funds use certain compatible investment strategies to achieve their respective investment objectives. Both Funds currently invest primarily in equity securities of companies using the Adviser’s relative value strategy. Both Funds have similar fee and expenses on a net basis, as well as target investor profiles. Additionally, the same investment restrictions apply to both Funds.

For a discussion of the principal investment risks associated with an investment in the Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal Risks” below.

While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate disposing of some of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily because certain of the current holdings of the Target Fund are determined not to be appropriate for the Acquiring Fund or would create weightings in certain issuers that would be higher than desired. The Adviser anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. The Adviser has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $21,000 or, based on shares outstanding as of March 22, 2024, $0.002 per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization).

Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund

• Invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

•  Invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase). Effective May 1, 2024, the Fund’s definition of large-capitalization companies will change to those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Value Index, the Fund’s benchmark index. As of December 31, 2023, the market capitalization of companies included the Russell 1000® Value Index was between $270 million and $774 billion.

•  The Fund does not have a comparable explicit value policy, but its focus on dividend-paying companies has resulting in holding stocks of many companies that would be regarded as value companies for purposes of the Acquiring Fund.

•  Invests mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

•  Issues equity securities which include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics.

•  Issues equity securities which include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics.

Target Fund	Acquiring Fund

• Under the Advisory Agreement, the Fund pays to the Adviser, as compensation for the services rendered, facilities furnished, and expenses paid by it, 0.60% fee of its average net asset value.	• Under the Advisory Agreement, the Fund pays to the Adviser, as compensation for the services rendered, facilities furnished, and expenses paid by it, 0.60% fee of its average net asset value.

• The Fund offers two classes of shares, Class I and Class N shares.	• The Fund offers two classes of shares, Class I and Class N shares.

• Dividends from the net investment income of the Fund is declared and paid quarterly.	• Dividends from the net investment income of the Fund is declared and paid annually.

• The Fund is diversified.	• The Fund is diversified.

Additional Information About the Acquiring Fund’s Principal Investment Strategies.

Below is additional information about the Acquiring Fund’s principal investment strategies identified above, which also applies to the Target Fund.

•

The portfolio managers analyze economic and market conditions and identify securities that the portfolio managers believe will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio managers sometimes consider the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. Additionally, the portfolio managers consider various factors including: (i) a company’s market capitalization; (ii) a company’s price-to-book; (iii) a company’s price-to-earnings; (iv) a company’s price-to-sales; (v) a company’s price-to-cash flow; (vi) and/or a company’s dividend yield.

Fees and Expenses

Following the completion of the Reorganization, holders of Target Fund Class I shares will receive Acquiring Fund Class I shares and holders of Target Fund Class N shares will receive Acquiring Fund Class N shares.

Fee Table

Fee Table of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund

(as of October 31, 2023 (unaudited))

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended October 31, 2023 for each class of shares of the Funds and estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund for the 12-month period ended October 31, 2023, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Fund (TCW Relative Value Dividend Appreciation Fund)	Acquiring Fund (TCW Relative Value Large Cap Fund)	Pro Fo rma Combined Fund	Target Fund (TCW Relative Value Dividend Appreciation Fund)	Acquiring Fund (TCW Relative Value Large Cap Fund)	Pro Forma Combined Fund
	Class I	Class I	Class I	Class N	Class N	Class N
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Service (12b-1) Fees	None	None	None %	0.25%	0.25%	0.25%
Other Expenses	0.14%	0.22%	0.14%	0.16%	0.47%	0.16%
Total Annual Fund Operating Expenses	0.74%	0.82%	0.74%	1.01%	1.32%	1.01%
Fee Waiver and Expense Reimbursement[1]	0.04%	0.12%	0.04%	0.16%	0.47%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70%	0.70%	0.70%	0.85%	0.85%	0.85%

1  The Adviser has agreed to waive fees and/or reimburse expenses to limit each Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.85% of average daily net assets with respect to Class N shares. The Adviser may recoup reduced fees and expenses within three years of the waiver or reimbursement, provided that the recoupment does not cause a Fund’s annual expense ratio to exceed (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contractual fee waiver/expense reimbursement will remain in place through May 31, 2025 and before that date, the investment adviser may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Funds’ investment adviser may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Fund also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Fund into Acquiring Fund

	1 Year	3 Years	5 Years	10 Years
Class I
Target Fund (TCW Relative Value Dividend Appreciation Fund)	$72	$233	$408	$915
Acquiring Fund (TCW Relative Value Large Cap Fund)	$72	$250	$443	$1,002
Pro Forma Combined Fund	$72	$233	$408	$915
Class N
Target Fund (TCW Relative Value Dividend Appreciation Fund)	$92	$311	$547	$1,226
Acquiring Fund (TCW Relative Value Large Cap Fund)	$92	$377	$683	$1,554
Pro Forma Combined Fund	$92	$311	$547	$1,226

Portfolio Turnover

Each Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 18.44% of the average value of its portfolio. For the same period, the Acquiring Fund’ portfolio turnover rate was 19.65%.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither the Target Fund nor the Acquiring Fund will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Corporation, on behalf of the Acquiring Fund, and the Corporation, on behalf of the Target Fund, will receive an opinion from Paul Hastings LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the Target Fund and the Acquiring Fund are identical.

COMPARISON OF THE FUNDS

Principal Investment Risks

Because of the similar investment objectives of the Target Fund and the Acquiring Fund, the Funds are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

	Target Fund	Acquiring Fund
Principal Risks	◾ Dividend-Paying Stock Risk
	◾ Equity Risk	◾ Equity Risk
	◾ Foreign Investing Risk	◾ Foreign Investing Risk
	◾ Issuer Risk	◾ Issuer Risk
	◾ Liquidity Risk	◾ Liquidity Risk
	◾ Market Risk	◾ Market Risk
	◾ Market and Geopolitical Events Risk	◾ Market and Geopolitical Events Risk
	◾ Portfolio Management Risk	◾ Portfolio Management Risk
	◾ Price Volatility Risk	◾ Price Volatility Risk
	◾ Securities Selection Risk	◾ Securities Selection Risk
	◾ Value Investing Risk	◾ Value Investing Risk

The following are the principal investment risks associated with the Acquiring Fund and, therefore, also with the Combined Fund. You will find additional descriptions of specific risks in the Prospectus and Statement of Additional Information for the Acquiring Fund.

Equity Risk. The risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

Foreign Investing Risk. the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Issuer Risk. The risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk. The risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Market Risk. The risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Market and Geopolitical Events Risk. The risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Portfolio Management Risk. The risk that an investment strategy may fail to produce the intended results.

Price Volatility Risk. The risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Securities Selection Risk. The risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Value Investing Risk. The risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

Fundamental and Non-Fundamental Investment Restrictions

Each of the Funds has identical fundamental and non-fundamental investment restrictions. The complete list of the fundamental investment restrictions of the Target Fund and the Acquiring Fund is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.” Following the completion of the Reorganization, the Adviser will manage the Combined Fund pursuant to the same fundamental investment restrictions as the Target Fund and the Acquiring Fund.

Performance Information

The following bar charts and tables illustrate the risks of investing in each Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns, as of 12/31 each year for

Class I Shares of the Target Fund (TCW Relative Value Dividend Appreciation Fund)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.35% (quarter ended December 31, 2020) and the lowest return for a quarter was -29.15% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class I Shares[1]	15.84%	14.11%	8.43%
Class N Shares[1]	15.60%	13.88%	8.18%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes[1]	11.46%	10.91%	8.40%

1 Amounts reflected are exclusive of taxes.

Calendar Year Total Returns, as of 12/31 each year for

Class I Shares of the Acquiring Fund (TCW Relative Value Large Cap Fund)

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.87% (quarter ended December 31, 2020) and the lowest return for a quarter was -30.94% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class I Shares[1]	16.22%	13.51%	8.19%
Class N Shares[1]	16.04%	13.30%	7.97%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes[1]	11.46%	10.91%	8.40%

1 Amounts reflected are exclusive of taxes.

Because the Combined Fund will most closely resemble the Acquiring Fund, the Acquiring Fund will be the accounting survivor of the Reorganization. The Combined Fund will also maintain the performance history of the Acquiring Fund at the closing of the Reorganization.

Management of the Funds

The Funds’ investment adviser is TCW Investment Management Company LLC and is headquartered at 515 South Flower Street, Los Angeles, California 90071. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). The Adviser is registered with the SEC as an investment adviser under the 1940 Act

As of December 31, 2023, the Adviser and its affiliated companies, which provide a variety of investment management and investment advisory services, had approximately $209.6 billion in assets under management or committed to management (of which $43.8 billion related specifically to the Adviser).

Both Funds are managed by Diane E. Jaffee, CFA (Lead Portfolio Manager) and Matthew J. Spahn, (Co-Portfolio Manager). Ms. Jaffe and Mr. Spahn are Portfolio Managers at the Adviser.

Ms. Jaffee is the Senior Portfolio Manager for the TCW Relative Value Large Cap, TCW Relative Value Dividend Appreciation, and TCW Relative Value Mid Cap strategies and funds. She joined TCW through the acquisition of SG Cowen Asset Management in 2001. She had been a Senior Portfolio Manager at Cowen Asset Management since 1995 and continues in that role at TCW. She has nearly 40 years of investment experience. Before joining Cowen, she was Vice President and Portfolio Manager at Kidder, Peabody & Co from 1986 to 1995. Prior to that, she was Vice President at Lehman Management Company from 1985 to 1986 and an Equity Analyst with Prudential Insurance from 1982 to 1985. In 2007, Ms. Jaffee was named the Separately Managed Accounts Award winner in the Large Cap Equity category by Standard & Poor’s and its award partners Prima Capital and Investment Advisor magazine. The TCW Relative Value Large Cap, Dividend Appreciation, and Mid Cap mutual funds have been each awarded Wall Street Journal’s “Category Kings” in their respective categories, multiple times in 2012, and the TCW Dividend Appreciation Fund was ranked the #1, top performing fund among Lipper Equity Income Funds for 2012. In 2013, the TCW Relative Value Large Cap mutual fund was ranked #1 fund for the first quarter and the #6 fund for the one-year period ending March 31, 2013 among Large Cap Value peers, while the Dividend Appreciation Fund ranked #2 for the quarter and #3 for the one-year period ending March 31, 2013 among Equity Income peers. Ms. Jaffee holds a BA in Economics from Wellesley College (1982). She has completed post-graduate work in Finance and Accounting at Rutgers University Graduate School of Management and is a CFA charterholder. Ms. Jaffee is also a member of CFA Society New York, the Economic Club of New York, and the CFA Society.

Mr. Spahn, Senior Analyst, specializes in the energy, industrials, materials, and utilities sectors. Mr. Spahn is Co-Portfolio Manager of the TCW Relative Value Large Cap strategy and fund, and the TCW Relative Value Dividend Appreciation strategy and fund. He joined TCW through the acquisition of SG Cowen Asset Management. In 2006, 2007, 2008, and 2021 Mr. Spahn earned the group’s highest merit bonus based on stock selection. He has 25 years of investment experience having begun his career at Cowen & Company in 1994 in the Information Technology Service Group before being promoted to Quantitative Analyst in 1996. A devotee of lean thinking to drive operational excellence in manufacturing and transactional environments, Mr. Spahn is the only professional on the buy-side to have completed the Shingo Institute’s Site Examiner coursework. Additionally, he earned a Certificate of Achievement in Lean Six Sigma from Villanova University. He has been assisting with the management of the Relative Value Large Cap investment discipline since 1998. Mr. Spahn graduated from Villanova University with a BS in Economics and minors in English and History and graduated with Honors from Fordham University with an MBA in Finance and Communications and Media Management.

The SAI provides additional information about the compensation of each Fund’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Fund and other funds managed by the Adviser.

Following the Reorganization, the Adviser will continue to serve as the investment adviser of the Combined Fund. It is anticipated that Ms. Jaffee will be the Lead Manager and Mr. Spahn will be a Co-Manager of the Combined Fund following the Reorganization.

Investment Advisory Agreement

Pursuant to the Corporation’s Investment Advisory Agreement with the Adviser (the “Advisory Agreement”), each of the Target Fund and the Acquiring Fund pays the Adviser a fee equal to the annual rate of 0.60% of its average net asset value. Each Fund pays the Adviser a monthly fee at this annual rate, using the applicable management fee calculated based on the actual number of days of that month and based on such Fund’s average daily net assets for the month.

For the fiscal year ended October 31, 2023, each Fund paid investment management fees to the Adviser as follows (as a percentage of average net asset value):

Fund	Fee
Target Fund (TCW Relative Value Dividend Appreciation Fund)	0.60%
Acquiring Fund (TCW Relative Value Large Cap Fund)	0.60%

The terms of the Advisory Agreement are identical and the services provided to each Fund under its Advisory Agreement are identical.

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement is available in the most recent annual report to shareholders.

Service Providers

State Street Bank and Corporation Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian for the Corporation. Chase Bank, 4 New York Plaza, New York, New York 10004 and Morgan Guaranty Corporation Company, 60 Wall Street, New York, New York 10260 act as limited custodians under the terms of certain repurchase and futures agreements.

U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation.

Deloitte & Touche LLP, 555 West 5th Street, Los Angeles, California 90013, serves as the independent registered public accounting firm of the Funds. Deloitte & Touche LLP or its affiliates provide audit services and assurance, tax return review, and other tax consulting services and assistance, in connection with the review of various SEC filings.

Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, CA 94111, serves as counsel to the Corporation.

Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105, serves as counsel to the Independent Directors.

Combined Fund. Each Fund currently uses the same service providers and it is anticipated that the Combined Fund will continue to use those service providers.

Rule 12b-1 Plan

The Corporation has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to the Class N shares of the Funds. Under the terms of the Distribution Plan, each Fund compensates the TCW Funds Distributors LLC (the “Distributor”) at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares for distribution and related services, regardless of the distribution related expenses the Distributor incurs. The Distributor makes payments to financial intermediaries under various dealer agreements for distribution and related services, which may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about the Funds; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investor’s investment and may cost such investor more than paying other sales charges. The Distribution Plan is intended to facilitate the sale of Class N shares. Because the various series of the Corporation may be marketed jointly, the payments made by some series could have the effect of also promoting other series, but the charges imposed by intermediaries are normally billed with respect to specific series.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders is determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I shares are generally higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I shares. Dividends from the net investment income of the Acquiring Fund are declared and paid annually. The Target Fund declares and pays dividends quarterly. The Funds distribute any net realized long- or short-term capital gains at least annually. Your distributions from a Fund are reinvested automatically in the Fund unless you instruct the Fund otherwise in writing or by telephone at least five calendar days prior to the record date of the distribution. An investor is taxed in the same manner whether you receive your distributions (from investment company taxable income or net capital gains) in cash or reinvest them in additional shares of a Fund.

There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable dividend checks or dividend checks that remain uncashed for six months are cancelled and reinvested in the applicable Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s investment company taxable income (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholders. Dividends received by a Fund from a REIT and from certain foreign corporations generally will not constitute qualified dividend income.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund. Generally, the maximum individual federal tax rate applicable to “qualified dividend income” and long-term capital gains is 20%.

An additional 3.8% federal tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

A Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder, which would (subject to applicable limitations) generally permit each shareholder (1) to credit this amount or (2) to deduct this amount.

Purchase and Redemption of Shares

The purchase and redemption procedures employed by the Target Fund and the Acquiring Fund are identical. Please see the Acquiring Fund’s prospectus for details regarding how shareholders can purchase or redeem Fund shares.

Pricing of Fund Shares

Shares of the Target Fund and shares of the Acquiring Fund are priced in the same manner. The price at which the Funds’ shares are bought or sold is called the net asset value per share or NAV. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

For more information about the pricing of Fund shares, the calculation of NAV and the valuation of the Funds’ securities holdings, please see the Funds’ prospectus under the heading “Buying Shares.”

Shareholder Rights

The Target Fund and the Acquiring Fund are series of the same Maryland corporation, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Corporation’s governing instruments, the Board of Directors or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Corporation. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Funds’ Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The Financial Highlights of the Target Fund for the period ended October 31, 2023, filed with the SEC on January 4, 2024 (SEC Accession No. 0001193125-24-001879), including the report of the independent registered public accounting firm on those financial highlights, appearing in the Corporation’s Annual Report to Shareholders, are incorporated by reference and made a part of this Registration Statement.

The following Financial Highlights table for the Acquiring Fund is intended to help you understand the Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Acquiring Fund’s financial statements, is included in the Annual Report to shareholders, which is available upon request.

Financial Highlights

TCW Relative Value Large Cap Fund

Class I

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of year	$13.10	$15.04	$10.84	$18.69	$19.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(1)	0.20	0.19	0.18	0.22	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(0.90)	5.07	(0.57)	0.84

TOTAL FROM INVESTMENT OPERATIONS	0.46	(0.71)	5.25	(0.35)	1.17

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.20)	(0.19)	(0.22)	(0.49)	(0.31)
Distributions from Net Realized Gain	(0.70)	(1.04)	(0.83)	(7.01)	(1.99)
Total Distributions	(0.90)	(1.23)	(1.05)	(7.50)	(2.30)
Net Asset Value per Share, End of year	$12.66	$13.10	$15.04	$10.84	$18.69

TOTAL RETURN	3.61%	(5.56%)	50.84%	(7.02%)	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of year (in thousands)	$97,169	$101,088	$117,205	$83,765	$136,917
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.82%	0.83%	0.80%	0.80%	0.78%
After Expense Reimbursement	0.70%	0.70%	0.70%	0.71%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.43%	1.31%	1.88%	1.79%

PORTFOLIO TURNOVER RATE	19.65%	17.81%	17.16%	31.17%	19.47%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class N

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value per Share, Beginning of year	$13.04	$14.97	$10.79	$18.62	$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(1)	0.17	0.17	0.15	0.19	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(0.91)	5.05	(0.56)	0.86

TOTAL FROM INVESTMENT OPERATIONS	0.43	(0.74)	5.20	(0.37)	1.14

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)	(0.15)	(0.19)	(0.45)	(0.27)
Distributions from Net Realized Gain	(0.70)	(1.04)	(0.83)	(7.01)	(1.99)
Total Distributions	(0.87)	(1.19)	(1.02)	(7.46)	(2.26)
Net Asset Value per Share, End of year	$12.60	$13.04	$14.97	$10.79	$18.62

TOTAL RETURN	3.41%	(5.72%)	50.56%	(7.17%)	7.92%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of year (in thousands)	$8,337	$9,007	$10,506	$9,277	$11,535
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32%	1.34%	1.30%	1.32%	1.24%
After Expense Reimbursement	0.90%	0.90%	0.90%	0.91%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.23%	1.11%	1.67%	1.52%

PORTFOLIO TURNOVER RATE	19.65%	17.81%	17.16%	31.17%	19.47%

(1) Computed using average shares outstanding throughout the period.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Fund will transfer its assets and liabilities to the Acquiring Fund in exchange for Class I and Class N shares of the Acquiring Fund. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Fund will be terminated as a series of the Corporation under applicable state law.

Accordingly, as a result of the Reorganization, the Target Fund shareholders will own the same class of shares of the Acquiring Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of the Reorganization, a shareholder of the Target Fund or the Acquiring Fund will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Fund will acquire the assets of the Target Fund on the Closing Date in consideration for the assumption of all of the Target Fund’s liabilities and shares of the Acquiring Fund.

On the Closing Date, the Target Fund will transfer to the Acquiring Fund its assets in exchange solely for Class I and Class N shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Maryland law and the Articles of Amendment and Restatement of the Corporation. Thereafter, the Target Fund will be terminated as a series of the Corporation under Maryland law.

Each of the Funds has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Corporation, on behalf of the Funds, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Corporation of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Corporation, on behalf of the relevant Fund.

Reasons for the Reorganization

In considering and approving the Reorganization at a meeting held on March 4, 2024, the Board discussed the future of the Target Fund and the advantage of reorganizing it into the Acquiring Fund. Among other things, the Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization and the principal terms and conditions of the Reorganization Agreement. The factors considered by the Board of Directors with regard to the Reorganization include, but are not limited to, the following:

•

That the investment objective of the Target Fund is compatible with the investment objective of the Acquiring Fund, and that certain strategies of the Target Fund and the Acquiring Fund are compatible, while others are different. The Board of Directors considered the principal differences in investment strategies between the Acquiring Fund and the Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

Because the Funds have compatible investment objectives and compatible principal investment strategies and investment policies, the Funds can be expected to have significant overlap of their portfolio holdings, as is currently the case for a majority of their respective holdings.

•	The possibility that the Combined Fund can achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Fund.

•	The fact that the Funds have similar fee structures and expenses, as well as target investor profiles.

•	The fact that the Funds have the same fundamental and non-fundamental investment restrictions.

•	The fact that the Funds’ minimum initial investment and subsequent investment thresholds are identical.

•	The fact that each Fund has an identical investment advisory contract and that the advisory fee for both Funds is the same.

•

A portion of the portfolio holdings of the Target Fund would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Fund after completion of the Reorganization.

•	The fact that the portfolio managers for the Target Fund and Acquired Fund are the same and are expected to continue to serve as the portfolio managers for the Combined Fund.

•

While not predictive of future results, the Board of Directors also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group of funds.

•	The relative size of the Target Fund and the Acquiring Fund, and the prospects for further growth and the long-term viability of the Target Fund.

•

That it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization because the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Fund own immediately prior to the Reorganization, and that shareholders of the Target Fund will not be diluted as a result of the Reorganization.

•

The fact that shareholders who do not want to participate in the Reorganization will be able to redeem their shares of the Target Fund before the closing of the Reorganization without the imposition of any redemption fee.

•

The expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities before or after the Reorganization as described in the Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•

The possible alternatives to the Reorganization, including continuing to operate the Target Fund and the Acquiring Fund separately or the potential liquidation of the Target Fund, which would result in tax consequences to Target Fund shareholders that are avoided in the Reorganization.

The Board also considered factors that may not weigh in favor the Reorganization, which include, but are not limited to, the following:

•

The fact that brokerage commissions and other portfolio transaction costs associated with the disposition of certain holdings of the Target Fund in preparation for the Reorganization will be borne by the Target Fund and indirectly by shareholders of the Target Fund.

•

The possibility that the Reorganization may result in some benefits and economies of scale for the Adviser, which may include, for example, a reduction in the level of operational expenses incurred for administrative, compliance and portfolio management services as a result of the elimination of the Target Fund as a separate series of the Corporation. The Board also considered that the Adviser was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve the Adviser of the obligation to continue to subsidize the Target Fund, while retaining the assets by combining them with the Acquiring Fund.

Additionally, the Board, which also serves as the Board of the Acquiring Fund, considered that Rule 17a-8 under the 1940 Act permits a merger of affiliated investment companies without a shareholder vote if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract of the merging company is materially different from an advisory contract of the surviving company;
•

Directors of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board noted that all of these conditions were met. For these and other reasons, the Board of Directors unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Board of Directors also determined that the Reorganization is in the best interests of the Acquiring Fund and that the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below.

It is a condition to the closing of the Reorganization that the Corporation, on behalf of each Fund, receive an opinion from Paul Hastings LLP, counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a tax-free “reorganization” within the meaning of Section 368(a) of the Code (specifically under Section 368(a)(1)(F)) and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in the subsequent termination of the Target Fund.

•	No gain or loss will be recognized by a shareholder of the Target Fund that exchanges all of its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•

The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target

Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for federal income taxes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Paul Hastings LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Paul Hastings LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the Target Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

As of December 31, 2023, neither the Target Fund nor the Acquiring Fund had any capital loss carryforwards.

Effect on Shareholders

Shareholders will not recognize gain or loss as a result of the Reorganization. Although the Reorganization is expected to be tax-free for shareholders, the Target Fund may make one or more distributions to shareholders prior to the Closing. Any such distribution generally will be taxable as ordinary income or capital gains to shareholders that hold their shares in a taxable account.

As discussed above, a portion of the portfolio securities of the Target Fund are expected to be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the shareholders of the Combined Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. The Adviser also has advised that neither the Target Fund nor the Combined Fund will dispose of holdings in the Target Fund’s or the Combined Fund’s portfolios to such an extent that it would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.

As a result of the Reorganization, the Acquiring Fund will succeed to tax attributes, including capital loss carryforwards, if any, of the Target Fund. The capital loss carryforwards of the Funds, if any, would be available to offset future capital gains recognized by the Combined Fund, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Fund may not be able to use all or a portion of a Fund’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the

Combined Fund and its shareholders post-closing of the Reorganization. The Reorganization is not expected to result in an ownership change of the Funds. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Fund’s capital loss carryforwards, if any, would be material.

Expenses of the Reorganization

The Funds will share the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement in proportion to each Fund’s net assets, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities before or after the Reorganization as described in the Reorganization Agreement. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Directors, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Information Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. The total expenses to be paid by the Funds are estimated to be approximately $200,000.

The Adviser has estimated that a small portion of the Target Fund’s holdings will be sold in connection with the Reorganization. As of March 22, 2024, the brokerage commission and other transaction costs associated with these pre-Reorganization sales of the Target Fund’s portfolio securities are estimated to be approximately $21,000 or, based on shares outstanding as of March 22, 2024, $0.002 per share. These sales are expected to generate capital gains for U.S. income tax purposes and the Target Fund currently does not have any capital loss carryforwards available to offset those gains. As a result, the Target Fund will distribute to shareholders such capital gains for U.S. income tax purposes which will be taxable as ordinary income or capital gains to shareholders that hold their shares in a taxable account.

All other expenses of each of the Funds shall be paid by the applicable Fund. Such other expenses include, without limitation, brokerage commission and other transaction costs mentioned above, potential acceleration of foreign taxes on capital gains and any transfer taxes for foreign securities incurred in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the Acquiring Fund will be passed on by Paul Hastings LLP, counsel to the Corporation.

OTHER INFORMATION

Capitalization

The following tables set forth as of April 30, 2024: (i) the unaudited capitalization of the Target Fund, (ii) the unaudited capitalization of the Acquiring Fund, and (iii) the unaudited pro forma combined capitalization of the Combined Fund. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Target Fund (TCW Relative Value Dividend Appreciation Fund)

	Class I	Class N	Target Fund
Net Assets:	$90,273,600.32	$196,858,662.15	$287,132,262.47
Shares Outstanding:	4,043,041.08	8,616,121.72	12,659,162.80
Net Assets Per Share:	$22.33	$22.85	N/A

Acquiring Fund (TCW Relative Value Large Cap Fund)

	Class I	Class N	Acquiring Fund
Net Assets:	$125,569,598.00	$9,472,519.00	$135,042,117.00
Shares Outstanding:	8,454,533.00	640,075.00	9,094,608.00
Net Assets Per Share:	$14.85	$14.80	N/A

Target Fund into Acquiring Fund

Pro Forma Combined Fund(1)

	Class I	Class N	Combined Fund
Net Assets:	$215,843,198.32	$206,331,181.15	$422,174,379.47
Shares Outstanding:	14,533,563.32	13,941,335.96	28,474,899.28
Net Assets Per Share:	$14.85	$14.80	N/A

(1)

The pro forma data reflects the combined assets after the reorganization of the Target Fund into the Acquiring Fund. The pro forma data also reflects adjustments to account for the costs of the Reorganization to be borne by each Fund.

Shareholder Information

As of March 14, 2024 there were 12,598,353.408 shares of the Target Fund outstanding. As of such date, the Directors and officers of the Corporation as a group owned less than 1% of the shares of the Target Fund. As of March 14, 2024, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund’s shares, except as follows:

FUND NAME	ACCOUNT % (CLASS LEVEL) 5% PRINCIPAL SHAREHOLDER	FUND GROUP PERCENTAGE (ALL CLASSES WITHIN A FUND)	TYPE OF OWNER	REGISTRATION
RELATIVE VALUE DIVIDEND APPREC FD CL I	34.05%	10.64%	RECORD	GAZELLE HOLDINGS LIMITED PO BOX 560 11-15 SEATON PLACE ST HELIER JE4 XP CHANNEL ISLANDS JERSEY
RELATIVE VALUE DIVIDEND APPRE C FD CL I	14.60%	14.64%	RECORD	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105
RELATIVE VALUE DIVIDEND APPREC FD CL I	8.39%	3.32%	RECORD	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY O TOOLE 4707 EXECUTIVE DR SAN DIEGO CA 92121
RELATIVE VALUE DIVIDEND APPREC FD CL I	5.71%	43.20%	RECORD	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310

FUND NAME	ACCOUNT % (CLASS LEVEL) 5% PRINCIPAL SHAREHOLDER	FUND GROUP PERCENTAGE (ALL CLASSES WITHIN A FUND)	TYPE OF OWNER	REGISTRATION
RELATIVE VALUE DIVIDEND APPREC FD CL I	5.40%	2.73%	RECORD	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103
RELATIVE VALUE DIVIDEND APPREC FD CL N	60.23%	43.20%	RECORD	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310
RELATIVE VALUE DIVIDEND APPREC FD CL N	14.66%	14.64%	RECORD	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105
RELATIVE VALUE DIVIDEND APPREC FD CL N	10.42%	8.19%	RECORD	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004

Shareholder Rights

The Target Fund and the Acquiring Fund are series of the same Maryland corporation, with the same governing instruments, including the Articles of Amendment and Restatement and Amended and Restated By-Laws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Corporation’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Corporation. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Funds’ SAI.

APPENDIX A

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Corporation, on behalf of each Fund, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Non-fundamental policies may be changed by a majority vote of the Board of Directors at any time. The percentage limitations contained in the restrictions listed below apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

Fundamental Investment Restrictions

Except as otherwise set forth herein and in each Fund’s prospectus, the investment restrictions below have been adopted as fundamental policies (except as otherwise provided in 1) [provisions applicable only to other series of the Corporation have been omitted]:

1.

No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; . . . and (d) each Fund may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities.

2.

No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3.

No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4.

No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. government securities. . . . In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities. . . . .

5.

No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein . . . .

6.	No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

1

7.

Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8.

No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. . . . The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9.

For each of the TCW Relative Value Dividend Appreciation, TCW Relative Value Large Cap, . . . no Fund will, with respect to 75 percent of its assets, (a) purchase the securities of any issuer, other than U.S. government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. government securities and securities of other investment companies.

Non-Fundamental Investment Restrictions

Non-fundamental investment restrictions are those that may be changed by the Board of Directors without shareholder approval:

1.

No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

2.	No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this day of [ ], 2024 by and among: (i) TCW Funds, Inc. (“TFI”), on behalf of its series TCW Relative Value Dividend Appreciation Fund (the “Target Fund”); and (ii) TFI, on behalf of its series TCW Relative Value Large Cap Fund (the “Acquiring Fund”). TCW Investment Management Company LLC, as the investment adviser to the Target Fund and the Acquiring Fund (“TCW”), joins this Agreement solely for purposes of Section 9.2.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.1(b)) of the Target Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.1(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). Following its liquidation, the Target Fund will be dissolved;

WHEREAS, TFI is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”) and as a plan of recapitalization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the TFI agrees to take the following steps with respect to the Reorganization:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares of the applicable share class (i.e., Class N for Class N, and Class I for Class I), all as determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund’s Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by the federal or state securities laws).

(c) The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use

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its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of the Target Fund shall be referred to herein as such Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the applicable share class received by the Target Fund pursuant to Section 1.1(a), on a pro rata basis, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares of the applicable share class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of the applicable share class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the Target Fund Shareholders shall be of the same share class and be equal to the aggregate net asset value of the Target Fund’s shares owned by Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(f) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by TFI’s board of directors. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of its Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of the Acquiring Fund’s shares issued to the Target Fund in connection with the Reorganization shall be the net asset value per share of the Target Fund as of the close of business on the Valuation Date.

(c) The Acquiring Fund’s shares delivered to the Target Fund Shareholders will be delivered at applicable net asset value for each share class without the imposition of a sales load, commission, transaction fee or other similar fee.

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(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by TFI, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on _______ [ ], 2024, or such other date as the authorized officers of the parties may agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the Target Fund’s net asset value on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of the Reorganization, the Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. TFI shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of such Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d) In the event that on the Valuation Date or the Closing Date of the Reorganization: (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be

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closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of directors of TFI or the authorized officers of TFI, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. TFI, on behalf of itself or, where applicable for the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) TFI is a corporation duly formed, validly existing and in good standing under the laws of the State of Maryland, with power under the TFI’s articles of incorporation and bylaws, each as amended and supplemented (together, “Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of TFI;

(b) TFI is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by TFI, on behalf of the Target Fund, of the transaction contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transaction contemplated by this Agreement;

(d) The current prospectus and statement of additional information and current shareholder reports of the Target Fund prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the

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pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or TFI is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or TFI is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transaction contemplated by this Agreement. Neither Target Fund nor TFI, without any special investigation or inquiry, know of any facts that might form the basis for the institution of such proceedings and neither TFI nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated. The Target Fund is not in violation of, and have not violated within the past three years, nor, to the knowledge of TFI, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of such Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the corresponding Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not

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have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision shall have been made for the payment thereof. No such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a

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corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has qualified, elected, been eligible for treatment and has been treated, as a regulated investment company within the meaning of Section 851 of the Code in respect of each taxable year since its inception, and subject to the accuracy of the representations set forth in Section 4.2(i) will continue to qualify and be treated as a regulated investment company under Sections 851 and 852 of the Code for its current taxable year, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and the Target Fund does not intend to change its taxable year end prior to that Closing Date;

(o) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened and no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority and no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p) The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently, nor has the Target Fund been, a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q) The Target Fund will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with: (i) the preparation and filing of tax returns for the Target Fund and/or Acquiring Fund for tax periods ending on or before October 31, 2024; and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Target Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Target Fund or Acquiring Fund ending on or before October 31, 2024 of an amount or amounts sufficient for the Target Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2024, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Target Entity following the provision of such copies thereof to the corresponding Acquiring Fund.

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by TFI, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such

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offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia and of Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for the Target Fund (the “Target Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have any outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s) TFI, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the directors of TFI and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transaction contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof). As of the effective date of the N-14 Registration Statement and the Closing Date, such information provided by the Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) TFI has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(x) TFI has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(y) TFI and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of TFI, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

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(z) Neither TFI nor the Target Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although each may have claims against certain debtors in such a Title 11 or similar case; and

(aa) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

4.2. TFI, on behalf of itself or, where applicable, for the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) TFI is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Maryland, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of TFI;

(b) TFI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, or will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and TFI of the transaction contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transaction contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of additional information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of TFI’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or TFI is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or TFI is a party or by which it is bound;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transaction contemplated by this Agreement. The Acquiring Fund and TFI, without any special investigation or inquiry, know of no facts that might form the basis for the

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institution of such proceedings and neither TFI nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated;

(h) As of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has qualified, elected, been eligible for treatment and has been treated, as a regulated investment company within the meaning of Section 851 of the Code in respect of each taxable year since its inception, and subject to the accuracy of the representations set forth in Section 4.2(i) will continue to qualify and be treated as a regulated investment company under Sections 851 and 852 of the Code for its current taxable year, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Acquiring Fund. The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(j) TFI, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the directors of TFI, on behalf of the Acquiring Fund, and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of the Acquiring Fund, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by TFI;

(l) TFI has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m) TFI and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) Neither TFI nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although each may have claims against certain debtors in such a Title 11 or similar case;

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(o) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by TCW or its affiliates;

(p) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following each Reorganization;

(r) As of the effective date of the N-14 Registration Statement and the Closing Date, the information provided by the Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to the Reorganization, TFI, on behalf of the Target Fund and the Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares that each shareholder of the the Target Fund receives will be approximately equal to the fair market value of the Target Fund’s shares that such shareholders actually or constructively surrender in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the Acquiring Fund’s shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization, (1) the shareholders of the Target Fund will receive Acquiring Fund’s shares and will own those shares solely by reason of their ownership of the Target Fund’s shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, ordinary-course dividends) the Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF TFI

5.1. With respect to the Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the

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Target Fund in the ordinary course in all material respects. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and TFI shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund’s shares to be issued in connection with the Reorganization (the “N-14 Registration Statement”). If at any time before the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

(c) TFI shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(e) TFI, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its shareholders of record entitled to receipt of the N-14 Registration Statement, in sufficient time to comply with requirements of the 1934 Act, and other documents as are necessary.

(f) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g) TFI will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from their service providers reasonably requested.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts before the Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transaction contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

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(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The Target Fund will provide a statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund.

(o) It is the intention of the parties that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to the Reorganization, the obligations of TFI, on behalf of the Target Fund, to consummate the transaction provided for herein shall be subject to the satisfaction, or at TFI’s election, the TFI’s waiver, of the following conditions:

(a) All representations and warranties of the Acquiring Fund and TFI contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) TFI and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by TFI and the Acquiring Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto; and

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to the Reorganization, the obligations of TFI, on behalf of the Acquiring Fund, to consummate the transaction provided for herein shall be subject to the satisfaction, or at TFI’s election, the Acquiring Fund’s waiver, of the following conditions:

(a) All representations and warranties of TFI and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) TFI and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by TFI and the Target Fund, on or before the Closing Time;

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(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto; and

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

8.1. The Agreement and transaction contemplated herein shall have been approved by the board of directors TFI. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to TFI’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that any party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. With respect to the Reorganization, TFI shall have received the opinion of Paul Hastings LLP, counsel to TFI, dated as of the Closing Date and addressed to TFI, in a form satisfactory to it, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Target Fund upon the transfer of all its Assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders;

(c) The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately before the transfer thereof;

(d) The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will include the the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

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(e) No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f) No gain or loss will be recognized by any Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization;

(g) The aggregate tax basis of the shares of the Acquiring Fund that the Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(h) The Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include such Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that such Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

(i) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 8.5.

The opinion will be based on the Agreement, certain factual certifications made by officers of TFI, and such other items as Paul Hastings LLP deems necessary to render the opinion and will also be based on customary assumptions.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transaction provided for herein.

9.2. Except as otherwise provided herein, [the Target Fund and the Acquiring Fund will equally share] the expenses relating to the Reorganization whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the TFI is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization and any supplements to the Target Fund’s current prospectus and statement of additional information, legal fees, accounting fees, and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in any foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of the Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by the Target Fund or the Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” described in Section 368(a)(1)(F) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.

10.	TAX MATTERS

In addition to the Target Fund’s obligations with respect to Tax Returns described in Section 4.1(q) above, if a federal, state or other Tax Return of the Target Fund with respect to the Target Fund’s taxable year ending on

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or before the Closing Date (each, a “Pre-Closing Tax Return”) is due after the Closing Date (after giving effect to any properly made extension), TFI shall prepare (or cause to be prepared) such Pre-Closing Tax Return in such a manner so that the Tax Return is true, correct and complete. TFI will timely file any such Pre-Closing Tax Return with the applicable tax authority, and pay (or cause to be paid) any and all Taxes or other fees or assessments shown to be due and payable on any such Pre-Closing Tax Return. TFI shall prepare (or cause to be prepared) any federal, state or other Tax Return of the Acquiring Fund with respect to the Acquiring Fund’s taxable year ending after the Closing Date.

11.	COOPERATION AND EXCHANGE OF INFORMATION

TFI and its agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing.

12.	INDEMNIFICATION

12.1. With respect to the Reorganization, TFI, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless TFI’s officers and directors from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, any of its directors or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by TFI, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to the Reorganization, TFI, out of the assets of the Target Fund, agrees to indemnify and hold harmless TFI’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by TFI, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of each Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transaction contemplated hereunder.

14.	TERMINATION

14.1. This Agreement may be terminated and the transaction contemplated hereby may be abandoned at any time prior to the Closing Date by: (i) resolution of board of directors of TFI if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or the Target Fund, respectively; (ii) mutual agreement of the parties; (iii) TFI if the Closing shall not have occurred on or before October 31, 2024; unless such date is extended by

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TFI; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of directors of TFI to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of the Acquiring Fund’s Shares to be issued to the Target Fund, and such term or condition had not been included in the Form N-14 registration statement materials delivered to Target Fund Shareholders, the Reorganization Agreement shall not be consummated until after reasonable prior notice to the Target Fund Shareholders.

15.	AMENDMENT

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such amendment; provided, however, that following dissemination of the Form N-14 registration statement information to Target Fund Shareholders, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Fund:

c/o TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

For the Acquiring Fund:

c/o TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland and applicable federal law, without regard to its principles of conflicts of laws.

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17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

17.5. TFI is a Maryland corporation organized in series of which the Target Fund constitutes one such series. With respect to the Reorganization, the TFI is executing this Agreement on behalf of the Target Fund and the Acquiring Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to each series are enforceable against the assets of that series only, and not against the assets of TFI generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to TFI generally or with respect to any other series thereof are enforceable against the assets of the Target Fund or the Acquiring Fund.

17.7. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the Target Fund or the Acquiring Fund, respectively, as provided in the Governing Documents of the TFI. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and the Target Fund.

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TCW Funds, Inc., on behalf of TCW Relative Value Dividend Appreciation Fund		TCW Funds, Inc., on behalf of TCW Relative Value Large Cap Fund

By:		By:
	Name:		Name:
	Title:		Title:

TCW Investment Management Company LLC

By:
Name:
Title:

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TCW FUNDS, INC.

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

May 3, 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the TCW Relative Value Dividend Appreciation Fund (the “Target Fund”), a series of TCW Funds, Inc. (the Corporation”), into the TCW Relative Value Large Cap Fund, (the “Acquiring Fund” and together with the Target Fund, the “Funds”), also a series of the Corporation.

This SAI contains information which may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated May 3, 2024 (the “Combined Prospectus/Information Statement”). As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of the assets and all of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund. The Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to the Target Fund or the Acquiring Fund, c/o TCW Funds, Inc., 515 South Flower Street, Los Angeles, CA 90071, or by calling (800) 386-3829.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND	3

FINANCIAL STATEMENTS	3

SUPPLEMENTAL FINANCIAL INFORMATION	3

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

For each of the Target Fund and the Acquiring Fund: Incorporated by reference is the Statement of Additional Information included in the Corporation’s Registration Statement on Form N-1A dated March 1, 2024, as supplemented and amended, as filed with the U.S. Securities and Exchange Commission (the “SEC”) (SEC Accession No. 0001193125-24-050738).

FINANCIAL STATEMENTS

This SAI incorporates by reference the Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended October 31, 2023, filed January 4, 2024 (SEC Accession No.  0001193125-24-001879), and the Semi-Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the period ended April 30, 2023, filed June 30, 2023 (SEC Accession No. 0001193125-23-179251), each as filed with the SEC. The Annual Report and the Semi-Annual Report contain historical financial information regarding the Funds.

SUPPLEMENTAL FINANCIAL INFORMATION

The information under this section is intended to comply with the requirements of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will result in a material change to the Target Fund’s investment portfolio. It is expected that certain securities held by the Target Fund will be disposed of prior to the Reorganization. A schedule of investments of the Target Fund, as of January 31, 2024 and included below, has been annotated to indicate the anticipated sale of the Target Funds holdings prior to the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Fund in advance of the Reorganization and/or the Target Fund following the Reorganization.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

Schedule of Investments – TCW Relative Value Dividend Appreciation Fund

Issues	Shares	Values
COMMON STOCK-98.9% of Net Assets
Aerospace & Defense-1.1%
Textron, Inc.	35,674	$3,021,945

Air Freight & Logistics-2.3%
United Parcel Service, Inc.-Class B	43,127	6,119,721

Automobile Components-1.3%
BorgWarner, Inc.[1]	103,787	3,518,379

Banks-8.2%
JPMorgan Chase & Co.	62,663	10,925,921
Wells Fargo & Co.	220,610	11,070,210

		21,996,131

Beverages-3.6%
Keurig Dr Pepper, Inc.[1]	86,993	2,735,060
PepsiCo, Inc.	41,719	7,030,903

		9,765,963

Biotechnology-8.4%
AbbVie, Inc.	44,512	7,317,773
Amgen, Inc.	24,577	7,723,568
Gilead Sciences, Inc.	95,648	7,485,412

		22,526,753

Building Products-2.9%
Carlisle Cos., Inc.	12,683	3,985,760
Johnson Controls International PLC (Ireland)	74,084	3,903,486

		7,889,246

Capital Markets-12.3%
Ameriprise Financial, Inc.	22,115	8,554,745
Bank of New York Mellon Corp.	100,534	5,575,616
Blackstone, Inc.	44,527	5,541,385
Intercontinental Exchange, Inc.	54,783	6,975,519
Morgan Stanley	74,032	6,458,552

		33,105,817

Chemicals-2.2%
Corteva, Inc.	29,594	1,345,935
DuPont de Nemours, Inc.	73,667	4,552,621

		5,898,556

Electrical Equipment-3.2%
nVent Electric PLC (Ireland)	143,912	8,640,476

Energy Equipment & Services-2.3%
Baker Hughes Co.	217,052	6,185,982

Health Care Equipment & Supplies-1.3%
GE HealthCare Technologies, Inc.	46,997	3,447,700

Health Care Providers & Services-6.4%
Elevance Health, Inc.	15,799	7,795,858
McKesson Corp.	18,685	9,340,445

		17,136,303

Hotels, Restaurants & Leisure-2.1%
Darden Restaurants, Inc.	34,384	5,590,151

Household Durables-3.5%
Lennar Corp.	63,062	9,449,841

Independent Power and Renewable Electricity Producers-1.4%
AES Corp.	225,060	3,754,001

Industrial Conglomerates-3. 7%
General Electric Co.	75,825	10,040,747

Insurance-2.5%
MetLife, Inc.	96,608	6,696,867

IT Services-3.7%
International Business Machines Corp.	54,563	10,021,041

Machinery-0.3%
Xylem, Inc.	7,205	810,130

Media-3.4%
Comcast Corp.	197,819	9,206,496

Metals & Mining-1.1%
Freeport-McMoRan, Inc.	72,025	2,858,672

Multi-Utilities-0. 7%
NiSource, Inc.	77,000	1,999,690

Oil, Gas & Consumable Fuels-4.2%
Chevron Corp.	25,836	3,809,001
Exxon Mobil Corp.	64,775	6,659,518
Marathon Petroleum Corp.	5,907	978,199

		11,446,718

Personal Care Products-0.8%
Kenvue, Inc.	98,528	2,045,441

Pharmaceuticals-4.6%
Johnson & Johnson	21,718	3,450,990
Merck & Co., Inc.	7,874	951,022
Novartis AG (SP ADR) (Switzerland)	73,639	7,619,428
Sandoz Group AG (ADR) (Switzerland)	14,460	496,773
		12,518,213

Retail REITs-2.7%
Simon Property Group, Inc.	52,804	7,319,162

Semiconductors & Semiconductor Equipment-4.6%
Broadcom, Inc.	10,565	12,466,700

Software-1.5%
Salesforce, Inc.	14,803	4,160,975

Specialty Retail-1.9%
Dick’s Sporting Goods, Inc.	34,330	5,117,573

Technology Hardware, Storage & Peripherals-0.7%
Seagate Technology Holdings PLC	23,324	1,998,400

Total Common Stock (Cost: $162,073,339)		266,753,790

MONEY MARKET INVESTMENTS-1.3%
State Street Institutional U.S. Government Money Market Fund-Premier Class, 5.30%(2)	3,480,596	3,480,596

Total Money Market Investments (Cost: $3,480,596)		3,480,596

Total Investments (100.2%) (Cost: $165,553,935)		270,234,386
Liabilities In Excess Of Other Assets (-0.2%)		(502,294)

Net Assets (100.0)		$269,732,092

[1]	These securities are no longer held by the Target Fund.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Under Article Eighth, Section (9) of the Registrant’s Articles of Incorporation, directors and officers of the Registrant will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940, as amended (the “1940 Act”). Such indemnification rights are also limited by Article 9.01 of the Registrant’s Bylaws. The Registrant has also entered into Indemnification Agreements with each of its directors which provide that the Registrant shall advance expenses and indemnify and hold harmless each director in certain circumstances against any expenses incurred by a director in any proceeding arising out of or in connection with the director’s service to the Registrant, to the maximum extent permitted by the Registrant’s Articles of Incorporation, Bylaws, the Maryland General Corporation Law, the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1) (a)	Articles of Amendment and Restatement dated February 23, 2016 are incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Articles Supplementary dated June 20, 2017 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 102 as filed with the SEC via EDGAR on August 25, 2017.

(c)	Articles of Amendment dated August 16, 2017 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 102 as filed with the SEC via EDGAR on August 25, 2017.

(d)	Articles Supplementary dated February 20, 2020 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 109 as filed with the SEC via EDGAR on February 27, 2020.

(2)	Amended and Restated By-Laws dated December 14, 2015 are incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(5)	No other than as set forth in Exhibits 1 and 2.

(6) (a)

Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC via EDGAR on February 28, 2013.

(b)

Amendment No.  1 dated February 6, 2013 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC via EDGAR on February 28, 2013.

(c)

Amendment No.  2 dated June 26, 2013 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on June 26, 2013.

(d)

Amendment No.  3 dated November 24, 2014 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 87 as filed with the SEC via EDGAR on November 21, 2014.

(e)

Amendment No.  4 dated June 23, 2015 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 92 as filed with the SEC via EDGAR on June 23, 2015.

(f)

Amendment No.  5 dated January 26, 2016 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 95 as filed with the SEC via EDGAR on January 22, 2016.

(g)

Amendment No.  6 dated September 26, 2016 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 99 as filed with the SEC via EDGAR on February 27, 2017.

(h)

Amendment No.  7 dated August 25, 2017 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 102 as filed with the SEC via EDGAR on August 25, 2017.

(i)

Amendment No.  8 dated February 28, 2018 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 104 as filed with the SEC via EDGAR on February 27, 2018.

(j)

Amendment No.  9 dated January 1, 2019 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 106 as filed with the SEC via EDGAR on February 27, 2019.

(k)

Amendment No.  10 dated February 28, 2020 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 109 as filed with the SEC via EDGAR on February 27, 2020.

(7) (1)

Amended and Restated Distribution Agreement between the Registrant and TCW Funds Distributor is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(2)	Form of Dealer Agreement between the Registrant and TCW Funds Distributor is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(8)	Not applicable.

(9) (a)	Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(i)

Amendment dated July  1, 2010 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(ii)

Amendment dated June  28, 2013 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(iii)

Amendment dated July  1, 2015 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(iv)

Notice dated May  3, 2016 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 99 as filed with the SEC via EDGAR on February 27, 2017.

(v)

Amendment dated July 1, 2018 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 109 as filed with the SEC via EDGAR on February 27, 2020.

(vi)

Amendment dated July  1, 2020 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 111 as filed with the SEC via EDGAR on February 26, 2021.

(vii)

Amendment dated November 21, 2022, effective as of October 1, 2022, to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 113 as filed with the SEC on February 28, 2023.

(b)

Delegation Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 109 as filed with the SEC via EDGAR on February 27, 2020.

(c)

Custody Agreement dated October 10, 2016 between the Registrant and Bank of New York Mellon (with respect to the TCW New America Premier Equity Fund only) is incorporated by reference to Post-Effective Amendment No. 99 as filed with the SEC via EDGAR on February 27, 2017.

(10) (a)	Registrant’s Class A Shares (k/n/a Class N Shares) Distribution Plan is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Plan Pursuant to Rule 18f-3 dated February 28, 2020 is incorporated by reference to Post-Effective Amendment No. 109 as filed with the SEC via EDGAR on February 27, 2020.

(11)	Opinion and Consent of Counsel from Venable LLP as to the legality of shares being registered—filed herewith.

(12)

Form of tax opinion of Paul Hastings with respect to the acquisition of TCW Relative Value Dividend Appreciation Fund by the TCW Relative Value Large Cap Fund—is incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC via EDGAR on March 27, 2024.

(13) (a)

Amended and Restated Transfer Agent Servicing Agreement dated February 15, 2022 between the Registrant and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services is incorporated by reference to Post-Effective Amendment No. 112 as filed with the SEC via EDGAR on February 28, 2022.

(b)

Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(i)

Amendment dated September  25, 2012 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(ii)

Amendment dated June  28, 2013 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(iii)

Amendment dated July  1, 2015 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(iv)

Amendment dated December 28, 2017 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 104 as filed with the SEC via EDGAR on February 27, 2018.

(v)

Amendment dated July 1, 2018 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 106 as filed with the SEC via EDGAR on February 27, 2019.

(vi)

Amendment dated July  1, 2020 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 111 as filed with the SEC via EDGAR on February 26, 2021.

(vii)

Amendment dated November 21, 2022, effective as of October 1, 2022, to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 113 as filed with the SEC on February 28, 2023.

(c)

Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(i)

Amendment No.  1 dated December 1, 2001 to the Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(ii)

Amendment No.  2 dated July 1, 2007 to the Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(d)

Form of Indemnification Agreement between the Registrant and the Registrant’s Directors is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on June 26, 2013.

(e)

Expense Limitation Agreement, dated February 29, 2024, by TCW Funds Inc., on behalf of TCW Artificial Intelligence Equity Fund, TCW Global Real Estate Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap Fund, TCW Relative Value Mid Cap Fund, TCW Select Equities Fund, TCW Core Fixed Income Fund, TCW Enhanced Commodity Strategy Fund, TCW Global Bond Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond Fund, TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW Conservative Allocation Fund is incorporated by reference to Post-Effective Amendment No. 114 to its Registration Statement on Form N-1A as filed with the SEC on EDGAR on February 28, 2024.

(f)

Fund of Funds Investment Agreement dated December 21, 2021 between the Registrant and Fidelity Rutland Square Trust II is incorporated by reference to Post-Effective Amendment No. 112 as filed with the SEC via EDGAR on February 28, 2022.

(g)

Fund of Funds Investment Agreement dated September 13, 2022 between the Registrant on behalf of itself and the TCW Emerging Markets Income Fund and BNY Mellon Investment Funds II, Inc. on behalf of itself and the BNY Mellon Yield Enhancement Strategy Fund is incorporated by reference to Post-Effective Amendment No. 113 as filed with the SEC on February 28, 2023.

(14) (a)	Consent of Counsel from Paul Hastings LLP – filed herewith.

(b)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to Registrant’s audited financial statements – filed herewith.

(15)

Audited Financial Statements, for the fiscal year ended October 31, 2023, are incorporated by reference to the Annual Report on Form N-CSR as filed with the SEC on EDGAR on January 4, 2024 (SEC Accession No. 0001193125-24-001879).

(16) (a)	Power of Attorney for Patrick C. Haden, dated March 6, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(b)	Power of Attorney for Martin Luther King III, dated February 16, 2024, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(c)	Power of Attorney for Peter McMillan, dated March 6, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(d)	Power of Attorney for Patrick Moore, dated February 7, 2024, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(e)	Power of Attorney for Victoria B. Rogers, dated March 6, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(f)	Power of Attorney for Robert G. Rooney, dated February 7, 2024, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(g)	Power of Attorney for Michael Swell dated, February 6, 2024, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(h)	Power of Attorney for Andrew Tarica, dated March 6, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 114 on February 28, 2024.

(17)

Code of Ethics of The TCW Group, Inc., dated September 26, 2023, are incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on EDGAR on February 28, 2024.

Item 17.	Undertakings

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees to file by Post-Effective Amendment to this Registration Statement a final opinion and consent of counsel regarding the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion, which opinion will be received by the Registrant before the consummation of the reorganization covered by that opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement has been signed on behalf of the registrant, in the City of Los Angeles and State of California, on the 3rd day of May, 2024.

TCW FUNDS, INC.

By: /s/ Peter Davidson
Peter Davidson
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

* /s/ Patrick C. Haden Patrick C. Haden	Director	May 3, 2024

* /s/ Martin Luther King III Martin Luther King III	Director	May 3, 2024

/s/ Megan McClellan Megan McClellan	Director, President, and Principal Executive Officer	May 3, 2024

* /s/ Peter McMillan Peter McMillan	Director	May 3, 2024

* /s/ Patrick Moore Patrick Moore	Director	May 3, 2024

* /s/ Victoria B. Rogers Victoria B. Rogers	Director	May 3, 2024

* /s/ Robert G. Rooney Robert G. Rooney	Director	May 3, 2024

* /s/ Michael Swell Michael Swell	Director	May 3, 2024

* /s/ Andrew Tarica Andrew Tarica	Chairman and Director	May 3, 2024

/s/ Richard M. Villa Richard M. Villa	Treasurer, Principal Financial Officer, and Principal Accounting Officer	May 3, 2024

*By:	/s/ Peter Davidson
Peter Davidson
* Pursuant to Powers of Attorney

TCW FUNDS, INC.

Exhibit Index

Exhibit	Description

(11)	Opinion and Consent of Counsel from Venable LLP as to the legality of shares being registered.

(14)(a)	Consent of Counsel from Paul Hastings LLP.

(b)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to Registrant’s audited financial statements.